EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Rental expense	$ 2,189	$ 2,602
General and Administration [Member]
Rental expense	$ 405	$ 528